Intangible Assets, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Finite-Lived Intangible Assets [Line Items]
Beginning Balance	$ 11,442	$ 11,674
Additions	4,031	5,347
Amortization expense	(5,984)	(6,088)	$ (3,935)
Foreign currency translation difference	(58)	(301)
Ending Balance	9,430	11,442	11,674
Software [Member]
Finite-Lived Intangible Assets [Line Items]
Beginning Balance	43	74
Additions	1
Amortization expense	(20)	(28)
Foreign currency translation difference		(3)
Ending Balance	24	43	74
Capitalized software development costs [Member]
Finite-Lived Intangible Assets [Line Items]
Beginning Balance	11,399	11,600
Additions	4,030	5,347
Amortization expense	(5,965)	(5,250)
Foreign currency translation difference	(58)	(298)
Ending Balance	$ 9,406	$ 11,399	$ 11,600